Document and Entity Information	May 18, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-12690
Entity Registrant Name	UMH Properties, Inc.
Entity Central Index Key	0000752642
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	22-1890929
Entity Address, Address Line One	Juniper Business Plaza
Entity Address, Address Line Two	Suite 3-C
Entity Address, Address Line Three	3499 Route 9 North
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	732
Local Phone Number	577-9997
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock $.10 par value
Trading Symbol	UMH
Security Exchange Name	NYSE
6.375% Series D Cumulative Redeemable Preferred Stock, $.10 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Series D Cumulative Redeemable Preferred Stock, $.10 par value
Trading Symbol	UMH PRD
Security Exchange Name	NYSE